Goodwill and other intangible assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Balance at beginning of year	$ 21,529	$ 19,622	$ 23,462
Acquisitions during the year	3,868
Foreign exchange translation adjustment	(1,406)	1,907	(3,840)
Balance at end of year	23,991	21,529	19,622
Cayman
Goodwill [Roll Forward]
Balance at beginning of year	0	0	0
Acquisitions during the year	551
Foreign exchange translation adjustment	0	0	0
Balance at end of year	551	0	0
Channel Islands and the UK
Goodwill [Roll Forward]
Balance at beginning of year	21,529	19,622	23,462
Acquisitions during the year	1,231
Foreign exchange translation adjustment	(1,333)	1,907	(3,840)
Balance at end of year	21,427	21,529	19,622
Other
Goodwill [Roll Forward]
Balance at beginning of year	0	0	0
Acquisitions during the year	2,086
Foreign exchange translation adjustment	(73)	0	0
Balance at end of year	$ 2,013	$ 0	$ 0